Unaudited Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
General and administrative expenses	$ 591		$ 2,273,986	$ 153,340	$ 2,526,202	$ 219,416	$ 464,782
Administrative expenses - related party			30,000	30,000	60,000	40,000	100,000
Franchise tax expense			50,000	50,000	100,000	100,000	200,000
Loss from operations	(591)		(2,353,986)	(233,340)	(2,686,202)	(359,416)	(764,782)
Investment income from investments held in Trust Account			110,300	1,306,019	869,602	1,696,525	3,857,176
Income/(loss) before income tax expense	(591)		(2,243,686)	1,072,679	(1,816,600)	1,337,109	3,092,394
Income tax expense			13,446	263,764	162,399	335,270	768,006
Net income/(loss)	$ (591)		$ (2,257,132)	$ 808,915	$ (1,978,999)	$ 1,001,839	$ 2,324,388
Class A Common Stock
Weighted average shares outstanding			23,300,917	23,300,917	23,300,917	23,300,917	23,300,917
Basic and diluted net income/(loss) per share			$ 0	$ 0.03	$ 0.03	$ 0.04	$ 0.12
Class B Common Stock
Weighted average shares outstanding	5,625,000	[1],[2]	5,825,230	5,825,230	5,825,230	5,825,230	5,825,230
Basic and diluted net income/(loss) per share	$ 0.00		$ (0.40)		$ (0.44)		$ (0.10)

[1]	Share amounts have been retroactively restated to reflect the stock dividend of 718,750 shares of Class B common stock in February 2019 (see Note 4).
[2]	This number excludes up to 843,750 shares of Class B common stock that were subject to forfeiture to the extent the over-allotment option was not exercised in full or in part by the underwriters. On March 4, 2019, the underwriters partially exercised their over-allotment option and on March 7, 2019, the underwriters waived the remainder of their over-allotment option. In connection therewith, the Sponsor forfeited 643,520 Founder Shares for cancellation by the Company.